Commitments and Contingencies - Schedule of Capital Commitment Primarily Relate to Investing Activities (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Schedule Of Capital Commitment Primarily Relate To Investing Activities Abstract
Less than one year	$ 0
1-3 years	0
3-5 years	3,017
More than 5 years	0
Total	$ 3,017